Trade and Other Payables	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Trade and Other Payables [Abstract]
TRADE AND OTHER PAYABLES
Note 8 – TRADE AND OTHER PAYABLES

As of March 31, 2014 and June 30, 2013, trade and other payables consist of the following:

	March 31	June 30
	2014	2013
Trade payables	$4,049,263	$3,854,065
Employee benefits	141,820	279,646
Other liabilities	(21,812)	119,097
Total payables	$4,169,271	$4,252,808

Note 8 – TRADE AND OTHER PAYABLES

As of June 30, 2013 and 2012, trade and other payables consist of the following:

	2013	2012
Trade payables	$4,848,656	$6,337,545
Employee benefits	122,097	55,959
Other liabilities	279,646	204,242
Total payables	$5,250,399	$6,597,746